Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

June 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.6%
Long-Term Municipal Bonds – 91.6%
Alabama – 2.8%
Alabama Federal Aid Highway Finance Authority (State of Alabama Fed Hwy Grant) Series 2015 5.00%, 09/01/2025 (Pre-refunded/ETM)	$1,390	$1,416,455
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	5,000	4,954,938
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039	1,000	945,904
4.00%, 02/01/2040	2,680	2,510,481
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018-A 4.00%, 04/01/2049	23,985	23,949,812
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018-A 4.00%, 06/01/2049	52,310	52,208,723
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	44,385	43,143,853
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	13,025	13,618,881
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	6,480	4,382,014

		147,131,061

Alaska – 0.2%
Municipality of Anchorage AK Series 2015-B 5.00%, 09/01/2024	4,375	4,467,269
Series 2015-C 5.00%, 09/01/2023	1,890	1,894,997
5.00%, 09/01/2024	2,730	2,787,576

		9,149,842

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	1,920	2,030,967

	Principal Amount (000)	U.S. $ Value

Arizona – 1.8%
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2023	$1,270	$1,278,014
5.00%, 12/01/2024	1,500	1,533,077
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 5.00%, 11/01/2034	1,000	1,072,361
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(a) (b) (c)	2,000	1,100,000
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	11,680	11,952,638
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	2,900	2,461,111
2.542%, 07/01/2033	5,000	4,028,510
2.642%, 07/01/2034	10,000	7,975,048
City of Glendale AZ (City of Glendale AZ Excise Tax) Series 2015-A 5.00%, 07/01/2023	7,945	7,945,000
5.00%, 07/01/2024	9,010	9,181,219
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2020 5.00%, 07/01/2030	600	690,386
5.00%, 07/01/2031	850	977,145
5.00%, 07/01/2032	825	947,418
Series 2020-A 5.00%, 07/01/2030	500	575,322
5.00%, 07/01/2031	650	747,228
5.00%, 07/01/2032	400	459,354
5.00%, 07/01/2033	490	560,483
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	5,000	3,941,011
2.171%, 07/01/2033	5,000	3,884,331
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 5.00%, 07/15/2037	1,805	2,056,894
5.00%, 07/15/2038	5,500	6,235,717
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(a)	2,500	2,472,487

	Principal Amount (000)	U.S. $ Value

Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2028	$6,000	$6,575,229
State of Arizona Lottery Revenue Series 2019 5.00%, 07/01/2023 (Pre-refunded/ETM)	4,000	4,000,000
5.00%, 07/01/2024 (Pre-refunded/ETM)	2,000	2,036,438
5.00%, 07/01/2025 (Pre-refunded/ETM)	5,000	5,186,661
5.00%, 07/01/2027 (Pre-refunded/ETM)	5,500	5,957,513

		95,830,595

Arkansas – 0.1%
City of Fayetteville AR Sales & Use Tax Revenue Series 2022 2.875%, 11/01/2032	3,000	2,935,564

California – 7.4%
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	10,000	10,551,344
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	16,165	16,910,187
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.014% (SOFR + 1.63%), 07/01/2053(d)	5,000	5,004,067
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	18,035	13,869,932
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(a)	27,375	27,259,193
7.75%, 01/01/2050(a)	2,355	2,348,332
California State Public Works Board (California State Public Works Board Lease) Series 2014-B 5.00%, 10/01/2028	1,225	1,254,242
Series 2021-A 5.00%, 02/01/2027	12,040	12,965,789
California State University Series 2021-B 2.374%, 11/01/2035	5,000	3,841,723
City of Los Angeles CA Series 2023 5.00%, 06/27/2024(e)	25,000	25,414,612
City of Los Angeles Department of Airports Series 2018-C 5.00%, 05/15/2036	5,840	6,118,685
Series 2019 5.00%, 05/15/2039	5,215	5,483,089

	Principal Amount (000)	U.S. $ Value

City of Riverside CA Electric Revenue Series 2019-A 5.00%, 10/01/2033	$5,230	$5,901,670
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)	2,505	2,101,809
County of Los Angeles CA Series 2023 5.00%, 06/28/2024(e)	9,600	9,770,145
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	13,250	10,387,742
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	5,500	4,164,208
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	12,800	9,698,849
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	7,000	5,610,789
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	3,000	2,261,367
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	6,545	4,699,792
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series 2021-A 4.00%, 06/01/2037	6,165	6,474,457
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2038	5,000	5,707,588
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.252% (LIBOR 3 Month + 0.57%), 06/01/2039(d)	15,000	13,409,646
San Francisco Intl Airport Series 2020-E 5.00%, 05/01/2037	9,645	10,296,529

	Principal Amount (000)	U.S. $ Value

State of California Series 2013 5.00%, 11/01/2024	$20,000	$20,134,814
5.00%, 11/01/2025	23,465	23,598,875
Series 2014 5.00%, 05/01/2025	30,965	31,505,646
5.00%, 05/01/2026	50,000	50,780,060
Series 2019 5.00%, 11/01/2031	11,225	12,521,430
5.00%, 04/01/2036	16,225	18,027,065
Series 2020 5.00%, 03/01/2035	460	523,818
Series 2023 5.10%, 03/01/2029	2,000	2,029,726
6.00%, 03/01/2033	1,000	1,098,486
University of California Series 2023-B 5.00%, 05/15/2042	5,000	5,679,943

		387,405,649

Colorado – 2.4%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	3,680	3,631,063
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2016-A 5.00%, 11/15/2023	4,085	4,108,566
Series 2018-A 5.00%, 12/01/2023	14,315	14,388,558
5.00%, 12/01/2025	10,000	10,293,321
5.00%, 12/01/2026	16,080	16,806,904
5.00%, 12/01/2027	19,215	20,350,870
5.00%, 12/01/2028	24,320	26,056,866
5.00%, 12/01/2032	1,620	1,733,241
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2030	1,000	1,077,641
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	2,175	2,340,516
5.00%, 08/01/2035	1,995	2,122,550
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2027	2,280	2,444,808
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	2,312	1,915,438
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	11,000	13,103,274

	Principal Amount (000)	U.S. $ Value

Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 5.80%, 12/01/2032	$1,630	$1,661,305
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	822	704,500
5.00%, 12/15/2026	270	284,738
AGM Series 2020 5.00%, 12/01/2024	485	495,494
5.00%, 12/01/2027	305	327,795
5.00%, 12/01/2030	385	424,966
5.00%, 12/01/2033	285	313,704
5.00%, 12/01/2050	300	317,941

		124,904,059

Connecticut – 3.1%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2023	1,420	1,427,504
5.00%, 11/01/2028	1,000	1,085,914
Series 2017-B 5.00%, 08/15/2025	1,085	1,126,246
5.00%, 08/15/2026	4,500	4,767,358
5.00%, 08/15/2027	6,610	7,154,214
5.00%, 08/15/2027 (Pre-refunded/ETM)	755	819,809
Series 2017-C 5.00%, 08/15/2024	2,245	2,288,775
5.00%, 08/15/2026	2,480	2,627,344
5.00%, 08/15/2027	2,605	2,819,475
5.00%, 08/15/2028	1,620	1,751,978
Connecticut State Health & Educational Facilities Authority Series 2023-A 2.80%, 07/01/2048	19,535	19,138,522
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2026	1,000	1,002,718
5.00%, 07/01/2027	1,100	1,108,998
5.00%, 07/01/2028	1,100	1,113,502
5.00%, 07/01/2029	1,200	1,217,334
State of Connecticut Series 2014-A 5.00%, 03/01/2028	6,360	6,435,573
Series 2015-B 5.00%, 06/15/2032	7,345	7,590,977
Series 2015-F 5.00%, 11/15/2027	1,570	1,638,386
Series 2016-A 5.00%, 03/15/2024	2,805	2,841,681
5.00%, 03/15/2029	14,500	15,264,237
Series 2016-E 5.00%, 10/15/2024	17,000	17,418,882
5.00%, 10/15/2025	3,025	3,153,693
Series 2017-B 5.00%, 04/15/2028	2,515	2,758,630
Series 2018-C 5.00%, 06/15/2026	5,500	5,812,991

	Principal Amount (000)	U.S. $ Value

Series 2018-D 5.00%, 04/15/2026	$16,655	$17,540,215
Series 2020-A 5.00%, 01/15/2040	2,565	2,769,550
State of Connecticut Special Tax Revenue Series 2020 4.00%, 05/01/2036	1,000	1,038,950
Series 2021-A 4.00%, 05/01/2040	3,835	3,874,665
Series 2021-D 4.00%, 11/01/2039	1,060	1,075,715
Town of Stratford CT BAM Series 2019 5.00%, 01/01/2030	2,035	2,169,265
5.00%, 01/01/2031	3,890	4,147,984
5.00%, 01/01/2032	3,890	4,143,141
5.00%, 01/01/2033	3,555	3,780,669
University of Connecticut Series 2022-A 5.00%, 05/01/2040	7,065	7,875,973

		160,780,868

Delaware – 0.1%
Delaware River & Bay Authority Series 2014-C 5.00%, 01/01/2026	3,250	3,276,836
5.00%, 01/01/2027	2,220	2,238,439
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 4.00%, 09/01/2030	575	574,418
5.00%, 09/01/2050	1,000	1,011,080

		7,100,773

District of Columbia – 0.8%
Metropolitan Washington Airports Authority Aviation Revenue Series 2017 5.00%, 10/01/2025	3,750	3,853,946
Series 2018-A 5.00%, 10/01/2029	1,155	1,237,324
Series 2019-A 5.00%, 10/01/2030	3,840	4,163,405
5.00%, 10/01/2032	5,000	5,415,847
Series 2020-A 5.00%, 10/01/2029	2,540	2,759,454
5.00%, 10/01/2030	5,500	6,028,646
5.00%, 10/01/2031	5,000	5,480,275
5.00%, 10/01/2032	5,500	6,022,009
5.00%, 10/01/2033	5,000	5,466,491
5.00%, 10/01/2034	2,870	3,124,864

		43,552,261

Florida – 3.6%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2030(a)	510	507,793

	Principal Amount (000)	U.S. $ Value

City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031	$5,000	$5,315,389
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2034	650	409,077
Zero Coupon, 09/01/2035	650	385,208
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2031	1,070	1,160,057
Series 2019-C 2.384%, 10/01/2026	1,250	1,152,857
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2012-Q 5.00%, 10/01/2023	5,000	5,005,482
County of Broward FL Convention Center Hotel Revenue Series 2022 5.00%, 01/01/2035	2,685	3,070,431
County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2023	1,725	1,728,764
5.00%, 10/01/2024	1,610	1,631,733
County of Miami-Dade FL Water & Sewer System Revenue Series 2021 4.00%, 10/01/2038	2,490	2,515,375
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	735	536,952
Zero Coupon, 10/01/2031	905	631,688
Zero Coupon, 10/01/2032	500	333,480
Zero Coupon, 10/01/2033	1,210	769,120
Zero Coupon, 10/01/2034	1,260	758,214
Duval County School Board (Duval County School Board COP) Series 2015-B 5.00%, 07/01/2026	4,280	4,423,035
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.125%, 06/01/2040(a)	3,765	3,248,822
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2024	1,000	1,021,539
5.00%, 10/01/2026	1,750	1,811,852
5.00%, 10/01/2028	1,015	1,051,763
Series 2021 1.425%, 10/01/2026	3,000	2,667,797
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2029 (Pre-refunded/ETM)	3,000	3,217,019

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2030 (Pre-refunded/ETM)	$6,250	$6,702,122
5.00%, 10/01/2031	4,085	4,316,595
Series 2019-A 5.00%, 10/01/2033	7,975	8,627,077
Hillsborough County Aviation Authority Series 2015 5.00%, 10/01/2040 (Pre-refunded/ETM)	2,020	2,055,120
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,525,136
Hillsborough County School Board (Hillsborough County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023	2,650	2,660,309
JEA Electric System Revenue Series 2017-B 5.00%, 10/01/2030	1,185	1,276,893
JEA Water & Sewer System Revenue Series 2014-A 5.00%, 10/01/2025 (Pre-refunded/ETM)	1,565	1,584,755
5.00%, 10/01/2025	1,495	1,514,310
Series 2017-A 5.00%, 10/01/2026	22,290	23,691,575
Manatee County School District (Manatee County School District COP) Series 2016-A 5.00%, 07/01/2028	7,795	8,196,232
5.00%, 07/01/2029	6,215	6,542,161
North Broward Hospital District Series 2017-B 5.00%, 01/01/2029	3,000	3,154,695
5.00%, 01/01/2030	3,180	3,344,932
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2019 5.00%, 10/01/2023	5,000	5,015,718
5.00%, 10/01/2024	6,560	6,676,451
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	918,587
Orange County School Board Series 2014-A 5.00%, 08/01/2028 (Pre-refunded/ETM)	25,075	25,583,947
5.00%, 08/01/2029 (Pre-refunded/ETM)	21,280	21,711,920
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	2,000	2,019,526
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,473,035
Village Community Development District No. 15 Series 2023 4.85%, 05/01/2038(a) (e)	1,000	1,007,665

		184,952,208

	Principal Amount (000)	U.S. $ Value

Georgia – 3.4%
City of Atlanta GA Department of Aviation Series 2014-A 5.00%, 01/01/2028	$12,250	$12,342,869
Series 2021-C 4.00%, 07/01/2042	1,250	1,209,967
5.00%, 07/01/2029	1,250	1,353,887
5.00%, 07/01/2030	1,315	1,437,500
5.00%, 07/01/2031	1,725	1,908,789
5.00%, 07/01/2032	1,000	1,105,266
5.00%, 07/01/2033	1,400	1,545,703
5.00%, 07/01/2034	3,000	3,301,719
5.00%, 07/01/2036	2,400	2,605,923
5.00%, 07/01/2037	2,500	2,695,334
Series 2022-B 5.00%, 07/01/2035	1,565	1,723,208
5.00%, 07/01/2036	2,845	3,114,873
5.00%, 07/01/2037	2,535	2,753,874
5.00%, 07/01/2039	2,765	2,975,014
5.00%, 07/01/2040	7,105	7,610,802
5.00%, 07/01/2041	7,460	7,963,908
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2026	1,000	1,041,299
5.00%, 04/01/2027	250	264,512
5.00%, 04/01/2028	250	268,592
5.00%, 04/01/2029	300	326,835
5.00%, 04/01/2030	225	247,927
5.00%, 04/01/2031	250	272,591
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	10,000	9,665,442
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-A 5.00%, 06/01/2053	22,965	23,777,042
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048 (Pre-refunded/ETM)	34,735	34,769,297
Series 2018-C 4.00%, 08/01/2048	18,000	18,004,169
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049	5,350	5,365,337
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	25,000	28,749,290

		178,400,969

	Principal Amount (000)	U.S. $ Value

Guam – 0.0%
Territory of Guam Series 2019 5.00%, 11/15/2031	$855	$882,165

Hawaii – 0.1%
State of Hawaii Harbor System Revenue Series 2020-A 4.00%, 07/01/2035	2,765	2,785,159

Idaho – 0.0%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2015-A 5.00%, 07/15/2023	1,320	1,320,586

Illinois – 5.9%
Chicago Board of Education Series 2012-B 5.00%, 12/01/2033	2,265	2,265,059
Series 2017-F 5.00%, 12/01/2023	7,000	7,025,030
Series 2018-A 5.00%, 12/01/2026	1,000	1,033,760
Series 2021-A 5.00%, 12/01/2037	3,750	3,835,227
Series 2022-B 4.00%, 12/01/2041	11,000	9,972,710
Series 2023 5.25%, 04/01/2034	2,125	2,377,304
5.25%, 04/01/2039	1,250	1,342,211
Chicago O’Hare International Airport Series 2016-C 5.00%, 01/01/2027	3,020	3,158,890
Series 2018-A 5.00%, 01/01/2039	6,000	6,267,115
Series 2022 4.00%, 01/01/2042	3,160	3,100,265
5.00%, 01/01/2029	500	536,092
5.00%, 01/01/2030	800	868,914
5.00%, 01/01/2033	890	986,109
5.00%, 01/01/2040	1,850	1,961,906
5.00%, 01/01/2041	2,000	2,114,107
5.00%, 01/01/2042	2,200	2,316,966
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023	470	469,657
5.00%, 09/01/2025	350	348,284
5.00%, 09/01/2026	300	298,770
5.00%, 09/01/2027	455	453,789
5.00%, 09/01/2029	575	573,457
5.00%, 09/01/2031	1,000	992,670
5.00%, 09/01/2034	600	585,437
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027	1,000	1,035,928
5.00%, 11/15/2028	1,250	1,294,132

	Principal Amount (000)	U.S. $ Value

Illinois Municipal Electric Agency Series 2015-A 5.00%, 02/01/2027	$16,370	$16,896,273
5.00%, 02/01/2028	13,565	13,984,616
5.00%, 02/01/2029	12,885	13,288,797
Illinois State Toll Highway Authority Series 2021-A 5.00%, 01/01/2041	27,195	30,075,500
Metropolitan Pier & Exposition Authority Series 2022 4.00%, 12/15/2042	2,745	2,598,800
Metropolitan Water Reclamation District of Greater Chicago Series 2007-B 5.25%, 12/01/2034	2,240	2,736,830
5.25%, 12/01/2035	4,835	5,913,952
Series 2015-A 5.00%, 12/01/2044 (Pre-refunded/ETM)	8,350	8,556,108
Series 2015-B 5.00%, 12/01/2039 (Pre-refunded/ETM)	7,660	7,849,076
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2024	10,020	10,156,322
5.00%, 06/01/2025	12,450	12,814,989
State of Illinois Series 2013 5.50%, 07/01/2024 (Pre-refunded/ETM)	5,415	5,416,602
Series 2014 5.00%, 02/01/2024	3,500	3,526,585
5.00%, 05/01/2025	18,120	18,294,130
5.00%, 05/01/2027	5,000	5,055,039
Series 2016 5.00%, 02/01/2029	1,100	1,159,644
Series 2017-A 5.00%, 12/01/2024	8,590	8,752,707
Series 2017-D 5.00%, 11/01/2024	55,545	56,525,314
5.00%, 11/01/2028	1,675	1,782,942
Series 2019-B 4.00%, 11/01/2033	9,000	9,163,241
Series 2020 5.50%, 05/01/2039	1,500	1,638,872
Series 2022-B 5.25%, 10/01/2037	4,000	4,411,714
Series 2023-B 5.00%, 05/01/2033	10,000	11,234,094

		307,045,936

Indiana – 1.0%
City of Whiting IN (BP Products North America, Inc.) Series 2019 5.00%, 12/01/2044	9,670	9,952,194
Series 2023 4.40%, 11/01/2045	14,460	14,748,689
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2024	715	717,674

	Principal Amount (000)	U.S. $ Value

5.00%, 04/01/2025	$750	$757,442
5.00%, 04/01/2026	790	801,932
5.00%, 04/01/2027	830	845,386
5.00%, 04/01/2028	875	892,634
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2015 4.00%, 12/01/2040	11,690	11,435,107
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	1,895	1,656,938
Indianapolis Local Public Improvement Bond Bank Series 2015 4.00%, 01/01/2025	11,570	11,577,776

		53,385,772

Iowa – 0.5%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 4.00%, 12/01/2050	5,450	5,361,691
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2021-A 5.00%, 08/01/2038	5,460	6,147,460
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	14,000	14,274,536

		25,783,687

Kansas – 0.1%
City of Junction City KS Series 2016-A 5.00%, 09/01/2023	3,805	3,813,798
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(a)	215	221,681
6.50%, 11/15/2042(a)	1,610	1,647,580

		5,683,059

Kentucky – 2.3%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034	3,835	3,506,366
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) Series 2023-A 5.00%, 09/01/2024	11,545	11,779,238
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029	1,000	1,061,659
5.00%, 08/15/2041	1,260	1,296,963

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2028	$8,780	$9,015,111
5.00%, 06/01/2030	5,870	6,001,697
Kentucky Public Energy Authority (BP PLC) Series 2018-B 4.00%, 01/01/2049	24,850	24,847,572
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 4.00%, 12/01/2049	36,475	36,304,290
Series 2019-A 4.00%, 12/01/2049	10,895	10,842,041
Kentucky Turnpike Authority Series 2016-A 5.00%, 07/01/2023	2,365	2,365,000
5.00%, 07/01/2024	3,420	3,473,278
5.00%, 07/01/2025	2,515	2,598,068
5.00%, 07/01/2027	5,075	5,336,225

		118,427,508

Louisiana – 0.7%
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax Series 2015 5.00%, 08/01/2027	6,450	6,650,828
5.00%, 08/01/2028	2,535	2,608,806
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp ELL System Restoration Revenue) Series 2023 5.081%, 06/01/2031	8,000	7,978,988
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	2,250	2,304,355
6.10%, 06/01/2038(a)	3,030	3,266,423
6.10%, 12/01/2040(a)	2,595	2,797,481
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2029	1,200	1,185,892
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 4.042% (SOFR + 0.50%), 05/01/2043(d)	10,340	10,142,563

		36,935,336

Maine – 0.0%
Maine Municipal Bond Bank Series 2014-A 5.00%, 09/01/2025	1,000	1,021,205

	Principal Amount (000)	U.S. $ Value

Maryland – 0.9%
County of Frederick MD Series 2019-A 5.00%, 08/01/2027 (Pre-refunded/ETM)	$165	$179,370
County of Prince George’s MD Series 2019-A 5.00%, 07/15/2024	10,000	10,197,593
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 11/12/2028	10,000	10,327,902
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2029	1,500	1,641,817
5.00%, 04/15/2031	1,365	1,516,845
State of Maryland Series 2017-B 5.00%, 08/01/2025	15,000	15,610,557
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2026	1,500	1,556,974
5.00%, 08/01/2028	1,050	1,119,780
5.00%, 08/01/2029	700	756,949
5.00%, 08/01/2033	1,000	1,103,220
5.00%, 08/01/2034	1,000	1,099,210

		45,110,217

Massachusetts – 2.5%
Commonwealth of Massachusetts Series 2014-C 5.00%, 08/01/2024	11,000	11,227,946
Series 2016-B 5.00%, 07/01/2023	3,965	3,965,000
Series 2017-D 5.00%, 02/01/2036	4,435	4,721,795
AGC Series 2007-A 4.12% (LIBOR 3 Month + 0.57%), 05/01/2037(d)	15,250	15,246,267
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	7,250	7,040,549
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2041	10,340	11,452,316
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2039	2,290	2,335,751

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2025	$2,670	$2,778,438
5.00%, 10/01/2026	2,535	2,696,013
5.00%, 10/01/2029	1,000	1,110,353
5.00%, 10/01/2030	1,000	1,107,715
5.00%, 10/01/2031	1,010	1,117,054
5.00%, 10/01/2032	1,055	1,165,822
5.00%, 10/01/2033	1,625	1,793,524
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2017-S1 5.00%, 07/01/2025	7,565	7,834,080
5.00%, 07/01/2028	7,500	8,158,153
5.00%, 07/01/2029	9,000	9,813,111
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020-U 5.00%, 07/01/2028	950	1,050,837
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2028	1,425	1,475,770
5.00%, 07/01/2030	2,100	2,189,267
5.00%, 07/01/2032	2,000	2,083,738
5.00%, 07/01/2033	2,000	2,082,119
AGM Series 2020-C 5.00%, 10/01/2026	325	339,700
5.00%, 10/01/2027	440	467,339
5.00%, 10/01/2028	500	539,662
5.00%, 10/01/2029	295	323,263
5.00%, 10/01/2030	315	349,316
5.00%, 10/01/2031	375	411,021
5.00%, 10/01/2032	245	268,089
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2036	8,615	9,366,577
Town of Nantucket MA Series 2023 5.00%, 06/28/2024	14,000	14,197,980

		128,708,565

Michigan – 5.7%
Bloomfield Hills School District Series 2023 5.00%, 05/01/2027	600	646,300
5.00%, 05/01/2028	635	698,054
5.00%, 05/01/2029	700	784,511
5.00%, 05/01/2030	635	724,188
5.00%, 05/01/2032	1,100	1,295,837
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.068% (LIBOR 3 Month + 0.60%), 07/01/2032(d)	14,000	13,256,909

	Principal Amount (000)	U.S. $ Value

Great Lakes Water Authority Water Supply System Revenue Series 2016-C 5.00%, 07/01/2024	$2,700	$2,744,699
5.00%, 07/01/2025	9,805	10,167,198
Lake Orion Community School District Series 2016 5.00%, 05/01/2024	2,915	2,959,763
Michigan Finance Authority (Bronson Healthcare Group Obligated Group) Series 2020 5.00%, 05/15/2036	48,585	50,121,243
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 3.875%, 10/01/2023	2,000	1,998,141
4.00%, 10/01/2024	3,000	2,984,144
4.50%, 10/01/2029	12,065	12,059,017
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2025	22,045	22,361,220
5.00%, 07/01/2027	17,895	18,182,510
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D2 5.00%, 07/01/2024	7,770	7,876,654
5.00%, 07/01/2025	16,525	16,762,040
5.00%, 07/01/2026	25,000	25,387,017
5.00%, 07/01/2027	5,060	5,141,296
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	15,000	14,926,158
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	5,000	4,454,289
4.00%, 06/01/2034	2,000	2,032,934
4.00%, 06/01/2035	1,000	1,008,329
4.00%, 06/01/2036	1,000	998,932
4.00%, 06/01/2037	1,000	985,134
4.00%, 06/01/2038	1,000	977,130
4.00%, 06/01/2039	2,000	1,936,885
5.00%, 06/01/2025	610	624,805
5.00%, 06/01/2026	1,290	1,337,182
5.00%, 06/01/2028	1,000	1,063,797
5.00%, 06/01/2029	2,000	2,147,702
5.00%, 06/01/2031	745	812,542
Michigan Finance Authority (Public Lighting Authority) Series 2014 5.00%, 07/01/2030	1,600	1,611,855
Series 2014-B 5.00%, 07/01/2027	4,990	5,019,010
5.00%, 07/01/2031	2,460	2,478,335

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Trinity Health Corp.) Series 2019 4.00%, 12/01/2040	$5,595	$5,562,012
Series 2015 5.00%, 12/01/2023	5,675	5,714,024
5.00%, 12/01/2024	4,400	4,509,829
5.00%, 12/01/2025	3,000	3,104,452
5.50%, 12/01/2026	4,500	4,662,062
5.50%, 12/01/2027	2,720	2,818,413
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2024	3,210	3,238,240
5.00%, 12/31/2025	2,200	2,235,924
5.00%, 06/30/2026	2,400	2,449,881
5.00%, 12/31/2026	5,770	5,920,877
5.00%, 06/30/2027	7,635	7,873,272
5.00%, 12/31/2027	5,770	5,980,566
5.00%, 06/30/2028	4,645	4,835,807

		297,471,119

Missouri – 0.5%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2025	1,445	1,462,248
5.00%, 03/01/2028	1,375	1,411,003
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2037	4,000	4,414,816
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-A 4.00%, 07/01/2033	4,000	4,131,115
4.00%, 07/01/2034	2,000	2,056,032
4.00%, 07/01/2035	1,500	1,523,658
4.00%, 07/01/2039	5,000	4,909,391
4.00%, 07/01/2040	1,500	1,471,453
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	845	856,459
5.75%, 03/01/2027	775	792,181
Missouri Joint Municipal Electric Utility Commission Series 2014-A 5.00%, 01/01/2025	2,630	2,694,323

		25,722,679

Montana – 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2025	2,500	2,544,995
5.00%, 02/15/2026	3,190	3,289,545
5.00%, 02/15/2027	6,950	7,276,470
5.00%, 02/15/2028	2,375	2,472,574

		15,583,584

	Principal Amount (000)	U.S. $ Value

Nebraska – 0.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	$17,480	$17,552,344
Series 2022-1 5.00%, 05/01/2053	10,000	10,367,788

		27,920,132

Nevada – 1.1%
City of Las Vegas NV Series 2015-C 5.00%, 09/01/2023	5,675	5,690,630
5.00%, 09/01/2026	2,930	3,080,113
Clark County School District Series 2016-D 5.00%, 06/15/2024	26,915	27,351,387
County of Clark NV Series 2017 5.00%, 06/01/2024	6,530	6,636,984
Las Vegas Valley Water District Series 2016-B 5.00%, 06/01/2028	4,590	4,844,467
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 3.70%, 01/01/2050(a)	9,400	9,362,857

		56,966,438

New Hampshire – 0.1%
New Hampshire Business Finance Authority Series 2022-2 0.35%, 09/20/2036	20,000	465,428
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018-A 4.00%, 11/01/2027(a)	2,250	2,167,610

		2,633,038

New Jersey – 6.5%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026	4,930	5,166,879
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	5,000	4,972,091
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.50%, 01/01/2026	1,000	1,007,515
5.50%, 01/01/2027	1,000	1,007,760

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2023	$1,500	$1,503,220
5.00%, 10/01/2024	2,000	2,021,643
5.00%, 10/01/2025	2,750	2,799,901
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2025	1,000	1,001,076
5.00%, 06/15/2026	3,500	3,503,797
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2027(e)	3,000	3,096,691
5.00%, 06/15/2033(e)	9,065	9,843,246
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	3,920	3,929,929
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	12,830	13,423,214
5.00%, 06/15/2028	975	1,020,731
Series 2018-A 5.00%, 06/15/2029	3,050	3,193,045
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2027	8,605	9,239,952
5.00%, 12/15/2029	38,555	42,148,087
5.00%, 12/15/2030	5,885	6,387,550
5.00%, 12/15/2032	5,230	5,670,556
5.00%, 12/15/2033	7,230	7,808,864
Series 2019 5.00%, 12/15/2028	4,000	4,368,798
5.00%, 06/15/2029	1,525	1,666,366
5.00%, 12/15/2031	3,195	3,511,855
Series 2019-B 5.00%, 06/15/2033	3,885	4,200,561
Series 2020-A 5.00%, 06/15/2035	1,810	1,986,020
Series 2022-A 5.00%, 06/15/2034	11,635	13,087,570
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2027	5,040	5,116,937
5.00%, 01/01/2028	40,000	40,612,560
5.00%, 01/01/2029	30,900	31,379,287
Series 2014-C 5.00%, 01/01/2024	14,720	14,851,557
Series 2017-A 5.00%, 01/01/2029	7,235	7,725,439
Series 2017-B 5.00%, 01/01/2029	10,000	10,899,317

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2030	$14,830	$16,161,805
5.00%, 01/01/2031	15,220	16,573,437
Series 2021-B 1.713%, 01/01/2029	6,625	5,650,164
AGM Series 2005-D3 5.25%, 01/01/2026	14,770	15,445,575
South Jersey Transportation Authority BAM Series 2022 5.00%, 11/01/2036	450	505,193
5.00%, 11/01/2037	400	445,391
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2025	4,125	4,234,862
5.00%, 06/01/2026	3,000	3,130,021
5.00%, 06/01/2027	4,000	4,230,980
5.00%, 06/01/2028	2,140	2,294,844
5.00%, 06/01/2035	2,620	2,785,395

		339,609,681

New York – 9.5%
City of New York NY Series 2014-A 5.00%, 08/01/2027	1,130	1,150,775
Series 2015-A 5.00%, 08/01/2023	2,040	2,042,423
Series 2018-D 5.00%, 12/01/2039	2,435	2,618,825
Series 2020-A 5.00%, 08/01/2024	1,260	1,284,771
Series 2021 1.396%, 08/01/2027	18,750	16,348,845
Series 2021-F 5.00%, 06/01/2044(f)	5,000	5,155,921
County of Nassau NY Series 2017-C 5.00%, 10/01/2026	8,840	9,435,349
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039(a)	4,695	4,514,039
Long Island Power Authority Series 2015-A 4.13%, 05/01/2033	6,500	6,448,994
Metropolitan Transportation Authority Series 2013-B 5.00%, 11/15/2026 (Pre-refunded/ETM)	9,505	9,567,285
Series 2014-A 5.00%, 11/15/2026 (Pre-refunded/ETM)	4,205	4,232,555
5.00%, 11/15/2027 (Pre-refunded/ETM)	4,040	4,066,474
Series 2014-C 5.00%, 11/15/2027 (Pre-refunded/ETM)	5,000	5,129,291
Series 2017-C 5.00%, 11/15/2028	1,610	1,720,165
5.00%, 11/15/2030	56,065	59,560,019
5.00%, 11/15/2031	5,505	5,851,409
5.00%, 11/15/2033	8,500	9,025,203
Series 2021-D 3.72% (SOFR + 0.33%), 11/01/2035(d)	8,980	8,917,985

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031	$28,000	$30,894,072
5.00%, 07/15/2032	25,945	28,578,872
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2017-A 5.00%, 08/01/2033	4,860	5,239,644
Series 2019-B 5.00%, 11/01/2035	10,000	11,099,764
5.00%, 11/01/2036	41,825	46,127,563
Series 2020 4.00%, 05/01/2042	4,750	4,701,807
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	400	400,725
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	4,250	3,878,435
2.80%, 09/15/2069	11,555	10,526,353
New York State Dormitory Authority Series 2014-C 5.00%, 03/15/2027 (Pre-refunded/ETM)	2,015	2,042,255
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2039	1,825	1,836,195
Series 2021-E 4.00%, 03/15/2037	19,200	19,671,264
Series 2022-A 4.00%, 03/15/2039	3,500	3,523,836
4.00%, 03/15/2040	6,990	6,991,058
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016-A 5.00%, 03/15/2024	4,010	4,063,824
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027	20,115	20,734,892
5.00%, 01/01/2028	22,110	22,940,876
5.00%, 01/01/2029	27,145	28,159,813
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2039	7,015	7,321,633
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	2,095	2,069,879
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2028	3,385	3,401,301

	Principal Amount (000)	U.S. $ Value

Series 2019 4.00%, 11/01/2037	$2,915	$2,937,846
Series 2020-2 5.00%, 07/15/2033	5,910	6,470,548
Series 2021-2 4.00%, 07/15/2037	2,980	3,011,164
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2027	1,045	1,103,678
5.00%, 06/01/2029	2,080	2,252,822
5.00%, 06/01/2033	2,395	2,602,041
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	14,725	11,747,433
2.591%, 05/15/2036	2,000	1,562,377
Series 2022 5.00%, 05/15/2030	7,000	8,040,525
Series 2022-A 5.00%, 08/15/2024	16,705	17,014,213
Series 2022-E 4.434% (SOFR + 1.05%), 04/01/2026(d)	14,000	14,134,473

		492,151,509

North Carolina – 0.5%
Greater Asheville Regional Airport Authority AGM Series 2022-A 5.00%, 07/01/2035	1,740	1,906,130
5.00%, 07/01/2036	1,500	1,627,979
5.00%, 07/01/2037	1,250	1,344,155
5.25%, 07/01/2038	1,200	1,314,575
5.25%, 07/01/2039	1,300	1,417,963
5.25%, 07/01/2040	3,220	3,496,747
5.25%, 07/01/2042	1,140	1,229,078
AGM Series 2023 5.00%, 07/01/2036	650	710,529
5.00%, 07/01/2037	1,400	1,515,034
5.00%, 07/01/2038	420	451,931
5.25%, 07/01/2041	1,000	1,089,699
5.25%, 07/01/2042	1,000	1,085,163
State of North Carolina Series 2020-A 5.00%, 06/01/2025	7,500	7,777,516

		24,966,499

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028	2,000	1,941,743
5.00%, 06/01/2030	3,000	2,889,983

		4,831,726

	Principal Amount (000)	U.S. $ Value

Ohio – 1.2%
American Municipal Power, Inc. (American Municipal Power AMP Fremont Energy Center Revenue) Series 2021 4.00%, 02/15/2036	$1,000	$1,008,935
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2037	2,000	1,998,576
4.00%, 06/01/2038	1,000	990,267
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2026	10,000	10,519,429
5.00%, 08/01/2027	8,465	9,073,859
5.00%, 08/01/2028	1,955	2,119,468
Series 2020 5.00%, 12/01/2028	5,400	5,936,147
5.00%, 12/01/2029	1,565	1,748,503
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2026	2,745	2,801,173
5.00%, 02/15/2027	2,710	2,792,814
County of Franklin OH (Nationwide Children’s Hospital, Inc.) Series 2017-A 5.00%, 11/01/2031	1,000	1,084,788
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 5.50%, 12/01/2027	695	688,592
6.375%, 12/01/2037	5,000	5,049,112
Hamilton County Convention Facilities Authority Series 2014 5.00%, 12/01/2023	1,230	1,237,264
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2028(e)	1,425	1,559,818
5.00%, 10/01/2030(e)	4,560	5,198,488
5.00%, 10/01/2032(e)	3,030	3,530,752
5.00%, 10/01/2037(e)	1,270	1,438,252
5.00%, 10/01/2038(e)	1,335	1,505,243

		60,281,480

Oklahoma – 0.2%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2026	1,235	1,233,945
5.00%, 07/01/2028	1,280	1,280,958
Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045	4,000	3,725,032
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	4,245	4,035,563

		10,275,498

	Principal Amount (000)	U.S. $ Value

Oregon – 0.8%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014-A 5.00%, 10/01/2024 (Pre-refunded/ETM)	$430	$435,215
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030	415	462,274
5.00%, 08/15/2031	1,245	1,377,796
5.00%, 08/15/2033	500	550,092
5.00%, 08/15/2034	875	959,329
5.00%, 08/15/2035	755	821,495
5.00%, 08/15/2036	1,300	1,401,995
Multnomah County School District No. 1 Portland/OR Series 2020 5.00%, 06/15/2024	5,000	5,088,087
Port of Portland OR Airport Revenue Series 2020-T 5.00%, 07/01/2035	4,290	4,630,825
Series 2022-2 4.00%, 07/01/2038	11,255	11,159,449
4.00%, 07/01/2040	7,170	7,042,123
Salem Hospital Facility Authority (Salem Health Obligated Group) Series 2019 5.00%, 05/15/2038	2,205	2,319,532
State of Oregon Department of Administrative Services (State of Oregon Department of Administrative Services COP) Series 2009-D 5.00%, 11/01/2023	10	10,012
Tri-County Metropolitan Transportation District of Oregon Series 2018-A 5.00%, 10/01/2028	2,335	2,539,107
Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2043	2,000	784,896

		39,582,227

Other – 1.0%
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019-A, Class 1 3.87%, 11/15/2035(a)	23,651	21,508,583
Series 2019-C, Class 1 3.87%, 11/15/2035(a)	5,517	4,925,421
Series 2019-D, Class 1 3.87%, 11/15/2035(a)	5,037	4,477,885
Series 2019-E, Class 1 3.87%, 11/15/2035(a)	3,384	2,995,332

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily VRD Certificates 2.625%, 06/15/2035(a)	$9,495	$8,024,489
2.65%, 06/15/2035(a)	4,765	4,005,684
Series 2019-M 2.60%, 09/15/2033(a)	9,440	7,980,193

		53,917,587

Pennsylvania – 7.9%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2038	5,000	4,862,497
4.00%, 01/01/2039	2,235	2,165,582
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2019 5.00%, 07/15/2030	5,290	5,821,501
5.00%, 07/15/2032	6,500	7,136,738
5.00%, 07/15/2033	7,600	8,336,846
Allegheny County Sanitary Authority Series 2015 5.00%, 12/01/2023	3,500	3,525,060
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(a)	1,025	1,014,427
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2027	12,000	12,944,152
5.00%, 08/01/2028	12,310	13,234,211
5.00%, 08/01/2029	9,970	10,728,548
5.00%, 08/01/2030	4,000	4,284,429
5.00%, 08/01/2032	8,010	8,648,125
Series 2019-A 5.00%, 08/01/2026	1,420	1,500,581
Series 2019-B 5.00%, 02/01/2030	1,005	1,117,399
City of Philadelphia PA Water & Wastewater Revenue Series 2016 5.00%, 10/01/2024	7,000	7,154,207
5.00%, 10/01/2025	7,750	8,054,518
5.00%, 10/01/2026	2,675	2,836,399
Commonwealth of Pennsylvania Series 2015 5.00%, 08/15/2023	15,025	15,054,012
Series 2016 5.00%, 09/15/2024	9,575	9,789,544
Series 2017 5.00%, 01/01/2024	1,000	1,008,889
5.00%, 01/01/2025	2,145	2,205,338
5.00%, 01/01/2026	6,065	6,353,667
5.00%, 01/01/2027	14,415	15,414,297
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043	2,500	2,708,698

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2025	$6,000	$6,096,262
AGM Series 2022 4.00%, 07/01/2038	10,000	9,642,903
4.00%, 07/01/2039	10,000	9,559,418
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027	2,250	2,259,971
5.00%, 12/01/2032	2,750	2,717,403
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026	1,400	1,459,631
5.00%, 09/01/2027	1,750	1,851,414
5.00%, 09/01/2028	1,500	1,609,547
5.00%, 09/01/2029	3,000	3,223,738
5.00%, 09/01/2030	3,000	3,218,398
Series 2019 5.00%, 09/01/2030	1,710	1,856,210
5.00%, 09/01/2032	1,200	1,293,197
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2038	3,350	3,701,732
5.50%, 06/30/2039	4,750	5,221,346
5.50%, 06/30/2040	5,000	5,467,515
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026	8,540	8,743,957
5.00%, 12/31/2026	4,500	4,615,707
5.00%, 06/30/2027	12,450	12,771,551
5.00%, 12/31/2027	6,000	6,161,917
5.00%, 06/30/2028	10,790	11,078,273
5.00%, 12/31/2028	8,910	9,153,015
5.00%, 06/30/2042	1,000	1,005,291
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 5.00%, 04/15/2029	3,000	3,283,635
5.00%, 04/15/2030	1,150	1,277,420
5.00%, 04/15/2031	1,635	1,816,881
Series 2022-C 4.71% (MUNIPSA + 0.70%), 11/15/2047(d)	10,500	10,314,393

	Principal Amount (000)	U.S. $ Value

Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042	$2,720	$2,653,318
Series 2022 4.00%, 08/15/2038	1,065	1,066,884
4.00%, 08/15/2040	1,345	1,328,973
5.00%, 08/15/2029	825	915,994
5.00%, 08/15/2030	750	843,045
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2028	7,025	7,502,203
5.00%, 06/01/2030	6,255	6,691,728
Series 2019 5.00%, 12/01/2029	8,000	8,815,594
5.00%, 12/01/2030	5,890	6,456,822
Series 2022-A 5.00%, 12/01/2036	1,000	1,124,401
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	920	941,615
5.00%, 08/01/2040	3,445	3,449,488
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 4.00%, 11/01/2035	1,700	1,699,588
4.00%, 11/01/2036	1,510	1,490,029
4.00%, 11/01/2037	1,350	1,315,656
4.00%, 11/01/2038	1,000	968,043
5.00%, 11/01/2027	835	882,562
5.00%, 11/01/2028	1,000	1,069,652
5.00%, 11/01/2029	1,000	1,082,199
5.00%, 11/01/2030	1,750	1,895,065
5.00%, 11/01/2031	1,685	1,824,402
5.00%, 11/01/2032	1,810	1,957,933
5.00%, 11/01/2033	1,750	1,890,279
5.00%, 11/01/2034	2,110	2,273,691
Pittsburgh Water & Sewer Authority AGM Series 2023-C Zero Coupon (SOFR + 0.80%), 09/01/2040(a) (d) (e)	26,000	26,030,282
School District of Philadelphia (The) Series 2016-D 5.00%, 09/01/2024	8,360	8,498,154
Series 2016-F 5.00%, 09/01/2023	5,000	5,009,669
5.00%, 09/01/2024	24,200	24,599,920

		409,577,579

Puerto Rico – 0.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	15	14,723
Zero Coupon, 07/01/2033	1,346	823,111
4.00%, 07/01/2035	85	78,758

	Principal Amount (000)	U.S. $ Value

4.00%, 07/01/2037	$73	$65,267
4.00%, 07/01/2041	99	85,857
4.00%, 07/01/2046	103	86,883
5.25%, 07/01/2023	1,803	1,802,589
5.375%, 07/01/2025	1,270	1,301,343
5.625%, 07/01/2027	4,709	4,958,414
5.625%, 07/01/2029	1,982	2,122,594
5.75%, 07/01/2031	624	681,995
Series 2022-C Zero Coupon, 11/01/2043	4,414	2,223,652
HTA HRRB Custodial Trust Series 2022 5.50%, 07/01/2031	510	523,915
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	5,100	5,066,357
5.25%, 07/01/2036	5,425	5,467,573
5.25%, 07/01/2041	4,260	4,286,662
PR Custodial Trust Series 2022 5.50%, 07/01/2029	76	75,408
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	5,150	5,156,618
Puerto Rico Highway & Transportation Authority Series 2022-B Zero Coupon, 07/01/2032	1,945	1,237,214
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,250	2,341,879
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	2,938	2,821,867

		41,222,679

Rhode Island – 0.0%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A 5.00%, 09/15/2032	2,195	2,387,952

South Carolina – 1.5%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048	48,725	48,730,048
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2026	3,000	3,094,630
5.00%, 12/01/2027	2,500	2,574,605

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(a)	$1,445	$1,265,620
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2030	1,435	1,490,125
5.00%, 12/01/2034	1,000	1,030,018
Series 2020-A 4.00%, 12/01/2037	1,690	1,683,655
Series 2021-A 4.00%, 12/01/2035	5,475	5,493,210
4.00%, 12/01/2036	3,650	3,655,007
Series 2021-B 5.00%, 12/01/2040	3,000	3,168,973
5.00%, 12/01/2043	6,350	6,651,285

		78,837,176

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029	3,400	3,594,240
5.00%, 09/01/2030	3,625	3,826,866

		7,421,106

Tennessee – 1.5%
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2039	2,500	2,781,549
Tennergy Corp./TN (Royal Bank of Canada) Series 2019-A 5.00%, 02/01/2050	5,445	5,510,235
Tennergy Corp/TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	21,150	22,391,422
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	43,555	45,059,311

		75,742,517

Texas – 4.8%
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.00%, 06/01/2042(a)	1,000	1,004,722
Board of Regents of the University of Texas System Series 2022-A 4.00%, 08/15/2042	1,895	1,895,312
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2025	1,000	1,009,921
City of Austin TX Airport System Revenue Series 2019 5.00%, 11/15/2025	3,200	3,291,740

	Principal Amount (000)	U.S. $ Value

City of Austin TX Water & Wastewater System Revenue Series 2015-A 5.00%, 11/15/2024	$4,730	$4,852,478
City of Dallas TX Series 2023-A 5.00%, 02/15/2039	2,000	2,254,084
5.00%, 02/15/2042	7,250	8,082,338
5.00%, 02/15/2043	1,500	1,669,254
City of El Paso TX Water & Sewer Revenue Series 2019-B 5.00%, 03/01/2025	3,000	3,089,104
Series 2022 5.00%, 03/01/2037	4,275	4,759,255
5.00%, 03/01/2039	3,880	4,276,971
City of Houston TX Series 2017-A 5.00%, 03/01/2025	16,370	16,834,831
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2023	1,800	1,803,623
5.00%, 09/01/2025	2,000	2,026,243
City of Houston TX Airport System Revenue Series 2018-B 5.00%, 07/01/2030	6,160	6,742,879
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	9,135	9,294,582
City of Houston TX Combined Utility System Revenue Series 2014-C 5.00%, 05/15/2027	10,785	10,930,395
5.00%, 05/15/2028	6,065	6,150,382
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2035	2,200	2,482,208
5.00%, 02/01/2036	1,875	2,098,452
Dallas Fort Worth International Airport Series 2014-A 5.25%, 11/01/2028	11,585	11,624,051
Denton Independent School District Series 2015 5.00%, 08/15/2024	6,685	6,827,865
Series 2016 5.00%, 08/15/2027	1,220	1,279,769
Grand Parkway Transportation Corp. Series 2013-B 5.25%, 10/01/2051 (Pre-refunded/ETM)	2,425	2,436,561
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group) Series 2021 4.00%, 10/01/2042	5,000	4,902,727
Harris County Hospital District Series 2016 5.00%, 02/15/2027	2,465	2,557,660

	Principal Amount (000)	U.S. $ Value

Hidalgo County Regional Mobility Authority Series 2022-A 4.00%, 12/01/2038	$1,850	$1,733,137
4.00%, 12/01/2039	1,000	927,024
5.00%, 12/01/2028	200	210,092
5.00%, 12/01/2029	500	529,161
5.00%, 12/01/2030	500	533,291
5.00%, 12/01/2031	500	535,375
5.00%, 12/01/2032	350	373,956
5.00%, 12/01/2034	750	791,407
5.00%, 12/01/2035	595	622,144
5.00%, 12/01/2036	1,000	1,036,671
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026	600	621,625
5.00%, 10/15/2029	600	624,140
5.00%, 10/15/2030	1,000	1,037,713
5.00%, 10/15/2031	1,020	1,055,494
Legacy Denton Public Facility Corp. (LDG Vintage Ranch LP) Series 2022 5.00%, 04/01/2043	15,000	15,318,605
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	10,680	10,397,426
Montgomery County Health Facilities Development Co. AGM Series 1991 Zero Coupon, 07/15/2023 (Pre-refunded/ETM)	6,500	6,493,540
New Hope Cultural Education Facilities Finance Corp. Series 2017-A 5.00%, 04/01/2028 (Pre-refunded/ETM)	1,130	1,209,142
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2025	2,500	2,587,778
5.00%, 08/15/2026	2,000	2,107,253
5.00%, 08/15/2028	2,750	2,954,149
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035	875	794,973
Series 2022 4.00%, 01/01/2032	840	717,438
4.00%, 01/01/2037	1,155	907,923
North Texas Tollway Authority Series 2014 5.00%, 01/01/2024 (Pre-refunded/ETM)	900	907,694

	Principal Amount (000)	U.S. $ Value

North Texas Tollway Authority (North Texas Tollway System) Series 2014 5.00%, 01/01/2024	$1,845	$1,860,503
Series 2015-B 5.00%, 01/01/2026	3,200	3,273,668
5.00%, 01/01/2027	2,100	2,150,939
5.00%, 01/01/2028	5,975	6,124,751
Series 2019-B 5.00%, 01/01/2027	2,000	2,127,022
Permanent University Fund - University of Texas System Series 2014 5.00%, 07/01/2041 (Pre-refunded/ETM)	9,000	9,000,000
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)	1,360	1,084,864
San Antonio Water System Series 2013-E 5.00%, 05/15/2025	3,000	3,003,170
State of Texas Series 2021-B 4.00%, 08/01/2026	2,335	2,366,957
Tarrant Regional Water District Water Supply System Revenue Series 2014 5.00%, 03/01/2044 (Pre-refunded/ETM)	38,020	38,446,315
University of Houston Series 2022-A 5.00%, 02/15/2040	1,750	1,919,462

		250,562,209

Utah – 0.4%
City of Salt Lake City UT Airport Revenue Series 2021-A 4.00%, 07/01/2041	7,000	6,718,295
5.00%, 07/01/2035	5,000	5,446,200
5.00%, 07/01/2036	5,000	5,400,336
Utah Transit Authority Series 2015-A 5.00%, 06/15/2027 (Pre-refunded/ETM)	2,000	2,072,805
5.00%, 06/15/2028 (Pre-refunded/ETM)	2,150	2,228,265
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015-A 5.00%, 06/15/2026	1,305	1,350,823

		23,216,724

Virginia – 1.0%
County of Loudoun VA Series 2020-B 5.00%, 12/01/2024	3,300	3,389,714
Virginia Commonwealth Transportation Board (Virginia Commonwealth Transportation Board State Lease) Series 2019 5.00%, 05/15/2024	4,000	4,063,484

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 07/01/2030	$2,000	$2,007,685
4.00%, 01/01/2032	5,030	5,051,350
4.00%, 01/01/2037	7,250	7,035,735
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2029	1,400	1,485,990
5.00%, 01/01/2030	1,650	1,768,384
5.00%, 01/01/2031	1,250	1,340,486
5.00%, 01/01/2032	1,500	1,607,628
5.00%, 01/01/2033	1,750	1,874,429
5.00%, 01/01/2034	1,600	1,713,641
5.00%, 01/01/2035	1,570	1,679,261
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) Series 2022 3.50%, 11/01/2052	18,000	17,963,451

		50,981,238

Washington – 2.8%
Chelan County Public Utility District No. 1 Series 2020-C 5.00%, 07/01/2023	1,005	1,005,000
Energy Northwest (Bonneville Power Administration) Series 2021 4.00%, 07/01/2042	12,825	12,882,316
Port of Seattle WA Series 2018-A 5.00%, 05/01/2025	8,320	8,515,606
Series 2018-B 5.00%, 05/01/2025	4,695	4,805,381
Series 2019 5.00%, 04/01/2032	1,500	1,607,526
5.00%, 04/01/2033	1,000	1,070,802
Series 2021 4.00%, 08/01/2040	5,750	5,446,677
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	10,000	9,817,817
State of Washington Series 2021-R 5.00%, 08/01/2024	10,220	10,430,695
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(a)	31,200	31,129,934
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015-B 5.00%, 08/15/2028	8,590	8,833,191
5.00%, 08/15/2029	16,560	16,992,686
5.00%, 08/15/2030	6,400	6,554,668

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2025	$2,000	$2,037,437
5.00%, 08/15/2027	2,175	2,273,210
5.00%, 08/15/2028	3,700	3,866,867
5.00%, 08/15/2030	8,005	8,387,012
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	10,600	10,143,225

		145,800,050

West Virginia – 0.3%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	15,920	14,459,052

Wisconsin – 2.8%
DeForest Area School District/WI Series 2020 5.00%, 04/01/2024	1,810	1,834,442
State of Wisconsin Series 2019-A 5.00%, 05/01/2025 (Pre-refunded/ETM)	9,000	9,306,507
5.00%, 05/01/2027 (Pre-refunded/ETM)	12,500	13,464,580
5.00%, 05/01/2028 (Pre-refunded/ETM)	12,000	12,925,997
Series 2021-2 5.00%, 05/01/2025	12,000	12,417,318
Series 2023-1 5.00%, 05/01/2024	3,170	3,217,125
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)	895	894,434
5.00%, 10/01/2025(a)	3,360	3,359,037
5.00%, 10/01/2026(a)	3,605	3,612,196
5.00%, 10/01/2027(a)	3,720	3,739,457
5.00%, 10/01/2028(a)	3,525	3,555,431
5.00%, 10/01/2029(a)	835	844,299
Wisconsin Center District AGM Series 2020-C Zero Coupon, 12/15/2028	1,075	885,496
Zero Coupon, 12/15/2030	2,140	1,623,581
Zero Coupon, 12/15/2032	2,800	1,941,156
Zero Coupon, 12/15/2034	2,500	1,574,509
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2029(e)	2,520	2,735,876
5.00%, 07/01/2031(e)	7,100	7,924,395
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 4.19% (MUNIPSA + 0.18%), 08/15/2054(d)	4,000	3,879,397
Series 2023 5.00%, 08/15/2054	5,000	5,229,386

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2034	$2,500	$2,574,541
4.00%, 10/15/2035	1,000	1,022,142
Wisconsin Public Finance Authority Series 2020 3.00%, 04/01/2025 (Pre-refunded/ETM)(a)	20	19,907
Series 2022 5.00%, 02/01/2042	2,000	2,035,171
5.50%, 02/01/2042(a)	6,955	6,955,913
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2040	3,750	3,655,456
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,000	1,003,918
Wisconsin Public Finance Authority (Duke Energy Progress LLC) Series 2022 3.30%, 10/01/2046	5,315	5,284,347
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	1,000	625,855
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	6,000	6,067,208
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 3.00%, 04/01/2025(a)	165	159,747
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 2.75%, 06/01/2026(a)	2,510	2,423,391
Series 2021-B 2.25%, 06/01/2027(a)	1,420	1,317,789
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035	615	571,966
4.00%, 02/01/2036	3,335	3,083,171
4.00%, 02/01/2038	3,575	3,220,798
4.00%, 02/01/2040	3,945	3,501,669
Series 2022 5.00%, 02/01/2031	3,375	3,523,147
5.00%, 02/01/2032	2,545	2,651,992

	Principal Amount (000)	U.S. $ Value

WPPI Energy Series 2014-A 5.00%, 07/01/2029	$1,000	$1,013,921

		145,676,668

Total Long-Term Municipal Bonds (cost $4,919,291,368)		4,769,062,158

Short-Term Municipal Notes – 6.0%
Arizona – 0.1%
Arizona Health Facilities Authority (HonorHealth) Series 2017-C 3.55%, 01/01/2046(g)	2,885	2,885,000

Colorado – 0.1%
Colorado Educational & Cultural Facilities Authority (Daughters of Israel, Inc.) Series 2006 3.65%, 12/01/2035(g)	390	390,000
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center, Inc.) Series 2012 3.65%, 01/01/2039(g)	2,350	2,350,000

		2,740,000

District of Columbia – 0.2%
District of Columbia (Carnegie Endowment for International Peace) Series 2010 3.95%, 11/01/2045(g)	8,020	8,020,000
District of Columbia (MedStar Health Obligated Group) Series 2017-A 3.55%, 08/15/2038(g)	4,150	4,150,000

		12,170,000

Florida – 0.6%
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) Series 2002 4.04%, 07/01/2032(g)	1,920	1,920,000
Florida Gulf Coast University Financing Corp. Series 2009-A 3.95%, 02/01/2039(g)	1,540	1,540,000
Florida Keys Aqueduct Authority Series 2013 4.18%, 09/01/2035(g)	11,395	11,395,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2010 4.00%, 06/01/2048(g)	10,455	10,455,000

	Principal Amount (000)	U.S. $ Value

Orange County Health Facilities Authority (Nemours Foundation/Florida) Series 2017-C 3.75%, 01/01/2037(g)	$5,180	$5,180,000

		30,490,000

Hawaii – 0.1%
Hawaii Housing Finance & Development Corp. (Ho’olehua Housing LP) Series 2008 4.17%, 12/01/2041(g)	3,640	3,640,000

Idaho – 0.0%
Idaho Health Facilities Authority (St Luke’s Health System Ltd. Obligated Group/ID) Series 2018-C 4.00%, 03/01/2048(g)	2,100	2,100,000

Illinois – 0.4%
Illinois Development Finance Authority (American College of Surgeons) Series 1996 3.80%, 08/01/2026(g)	672	672,000
Illinois Educational Facilities Authority (Lincoln Park Society (The)) Series 1999 4.05%, 01/01/2029(g)	100	100,000
Illinois Housing Development Authority (Steadfast Foxview LP) Series 2008 4.17%, 01/01/2041(g)	14,500	14,500,000
University of Illinois (University of Illinois Health Services Facilities System) Series 2011-B 4.00%, 10/01/2026(g)	400	400,000
Village of Brookfield IL (Chicago Zoological Society (The)) Series 2008 3.80%, 06/01/2038(g)	6,740	6,740,000

		22,412,000

Indiana – 0.2%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2009-D 3.65%, 11/01/2039(g)	1,000	1,000,000
Indiana Municipal Power Agency Series 2019-B 4.00%, 01/01/2042(g)	7,965	7,965,000

		8,965,000

Iowa – 0.2%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 3.50%, 02/15/2041(g)	4,995	4,995,000
3.90%, 12/01/2041(g)	4,290	4,290,000
4.00%, 11/15/2041(g)	1,815	1,815,000

		11,100,000

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.2%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-A 4.18%, 10/01/2039(g)	$12,485	$12,485,000

Louisiana – 0.0%
Louisiana Offshore Terminal Authority (Loop LLC) Series 2013 4.00%, 09/01/2033(g)	400	400,000

Maryland – 0.1%
Maryland Health & Higher Educational Facilities Authority Series 2014-A 3.72%, 04/01/2035(g)	3,600	3,600,000
Montgomery County Housing Opportunities Commission Series 2011-A 4.00%, 01/01/2049(g)	1,795	1,795,000

		5,395,000

Massachusetts – 0.2%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series 2022-A 4.15%, 01/01/2037(g)	10,000	10,000,000

Michigan – 0.3%
Grand Valley State University Series 2019-B 3.95%, 12/01/2031(g)	16,095	16,095,000
Oakland University Series 2010 4.00%, 03/01/2031(g)	750	750,000

		16,845,000

Minnesota – 0.3%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018 4.00%, 11/15/2048(g)	11,640	11,640,000
City of Minneapolis MN (One Ten Grant LP) Series 1989 4.01%, 09/01/2026(g)	820	820,000
Midwest Consortium of Municipal Utilities Series 2005-B 3.75%, 10/01/2035(g)	420	420,000

		12,880,000

	Principal Amount (000)	U.S. $ Value

Nevada – 0.7%
County of Clark Department of Aviation Series 2008-D 4.15%, 07/01/2029(g)	$26,810	$26,810,000
Series 2014-D 4.05%, 07/01/2040(g)	6,815	6,815,000

		33,625,000

New Jersey – 0.7%
New Jersey Health Care Facilities Financing Authority Series 2017 3.95%, 07/01/2035(g)	2,995	2,995,000
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-B 3.70%, 07/01/2036(g)	15,730	15,730,000
Series 2008-C 3.70%, 07/01/2036(g)	16,050	16,050,000

		34,775,000

New York – 0.5%
City of New York NY Series 2009-B 4.18%, 09/01/2027(g)	3,390	3,390,000
New York City Housing Development Corp. Series 2008 3.70%, 04/15/2035(g)	300	300,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2023 3.90%, 05/01/2044(g)	21,910	21,910,000
Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 3.90%, 02/01/2034(g)	450	450,000

		26,050,000

North Carolina – 0.0%
Durham County Industrial Facilities & Pollution Control Financing Authority (Research Triangle Institute) Series 2022 3.95%, 09/01/2037(g)	1,100	1,100,000

Ohio – 0.1%
Columbus Regional Airport Authority Series 2006 3.80%, 12/01/2036(g)	7,225	7,225,000

	Principal Amount (000)	U.S. $ Value

Oregon – 0.2%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 4.00%, 08/01/2034(g)	$11,700	$11,700,000

Pennsylvania – 0.3%
Emmaus General Authority Series 2008-D 3.65%, 03/01/2024(g)	700	700,000
Series 2008-E 3.65%, 03/01/2024(g)	1,000	1,000,000
Philadelphia Gas Works Co. Series 2020-D 3.95%, 08/01/2031(g)	10,950	10,950,000

		12,650,000

Rhode Island – 0.1%
Rhode Island Health and Educational Building Corp. (Roger Williams University) Series 2012-B 3.80%, 11/15/2038(g)	5,570	5,570,000

Tennessee – 0.1%
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018-B 3.75%, 07/01/2045(g)	4,960	4,960,000

Texas – 0.0%
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003 4.07%, 02/15/2036(g)	270	270,000

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group) Series 2008 4.17%, 12/01/2030(g)	4,330	4,330,000

Washington – 0.2%
Washington State Housing Finance Commission (Bitter Lake Village Associates 2 LP) Series 2009 4.14%, 12/15/2044(g)	2,955	2,955,000
Washington State Housing Finance Commission (Redmond Ridge Apartments LLC) Series 2017 4.17%, 11/01/2047(g)	7,440	7,440,000

		10,395,000

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.0%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018 3.95%, 06/01/2034(g)	$590	$590,000

Wisconsin – 0.0%
Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.) Series 2008-B 1.57%, 12/01/2033(g)	1,775	1,775,000

Total Short-Term Municipal Notes (cost $309,522,000)		309,522,000

Total Municipal Obligations (cost $5,228,813,368)		5,078,584,158

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
Agency CMBS – 1.8%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	10,403	10,215,836
Series 2021-1, Class A 3.50%, 11/20/2035	3,384	3,165,693
Series 2021-2, Class A 3.75%, 03/25/2035	16,164	15,708,765
Series 2021-2, Class X 0.823%, 03/25/2035(h)	9,796	502,942
Series 2021-3, Class A 3.25%, 08/20/2036	3,903	3,553,591
Series 2021-3, Class X 0.76%, 08/20/2036(h)	7,978	433,203
City of Fort Wayne IN 10.75%, 12/01/2029(b) (c)	159	122,072
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	1,955	1,495,973
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,892	3,745,386
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML12, Class AUS 2.34%, 07/25/2041(a)	7,395	5,694,533
Series 2022-ML13, Class XCA 0.95%, 07/25/2036(h)	2,070	116,954
Series 2022-ML13, Class XUS 0.98%, 09/25/2036(h)	3,763	264,107
National Finance Authority Series 2022-2, Class X 0.697%, 10/01/2036(h)	9,909	499,834
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	9,060	8,836,607
Series 2022-1, Class A 4.375%, 09/20/2036	24,687	24,179,149
Series 2022-2, Class A 4.00%, 10/20/2036	9,909	9,384,459
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	4,848	4,477,317
Series 2021-1, Class X 0.726%, 12/20/2035(h)	3,200	151,741

Total Commercial Mortgage-Backed Securities (cost $103,766,888)		92,548,162

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 1.0%
Industrial – 1.0%
Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 6.308% (SOFR + 1.30%), 04/07/2025(d)	$10,000	$9,965,100

Consumer Non-Cyclical – 0.8%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	5,835	5,189,124
1.777%, 11/15/2030	5,000	3,989,500
CommonSpirit Health 1.547%, 10/01/2025	4,513	4,100,918
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	7,000	4,937,240
Novant Health, Inc. 2.637%, 11/01/2036	19,100	14,389,367
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10,000	7,484,300
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	3,019,320

		43,109,769

Total Corporates - Investment Grade (cost $65,333,990)		53,074,869

CORPORATES - NON-INVESTMENT GRADE – 0.4%
Industrial – 0.4%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	7,730	5,844,266

Consumer Non-Cyclical – 0.1%
Medline Borrower LP 3.875%, 04/01/2029(a)	6,500	5,653,505

Transportation - Airlines – 0.2%
United Airlines, Inc. 4.375%, 04/15/2026(a)	5,000	4,750,600
4.625%, 04/15/2029(a)	2,300	2,095,875

		6,846,475

Total Corporates - Non-Investment Grade (cost $21,528,073)		18,344,246

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.3%
Autos - Fixed Rate – 0.3%
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(a)	$2,250	$2,238,756
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)	1,350	1,341,606
LAD Auto Receivables Trust Series 2023-1A, Class A2 5.68%, 10/15/2026(a)	1,976	1,966,463
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	10,000	9,917,024
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)	2,259	2,251,851

Total Asset-Backed Securities (cost $17,832,944)		17,715,700

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 8.80% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (d)	813	843,678
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 9.40% (LIBOR 1 Month + 4.25%), 11/25/2023(d)	216	219,002
Series 2014-DN3, Class M3 9.15% (LIBOR 1 Month + 4.00%), 08/25/2024(d)	42	42,789
Series 2015-DNA1, Class M3 8.45% (LIBOR 1 Month + 3.30%), 10/25/2027(d)	133	134,247
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.05% (LIBOR 1 Month + 2.90%), 07/25/2024(d)	264	266,232
Series 2014-C04, Class 1M2 10.05% (LIBOR 1 Month + 4.90%), 11/25/2024(d)	139	145,008
Series 2015-C02, Class 1M2 9.15% (LIBOR 1 Month + 4.00%), 05/25/2025(d)	234	241,162
Series 2016-C01, Class 1M2 11.90% (LIBOR 1 Month + 6.75%), 08/25/2028(d)	310	331,539
Series 2016-C03, Class 1M2 10.45% (LIBOR 1 Month + 5.30%), 10/25/2028(d)	132	140,390

Total Collateralized Mortgage Obligations (cost $2,024,171)		2,364,047

U.S. $ Value

Total Investments – 101.1% (cost $5,439,299,434)(i)	$5,262,631,182
Other assets less liabilities – (1.1)%	(56,618,702)

Net Assets – 100.0%	$5,206,012,480

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	(5.00)%	Quarterly	4.29%	USD	51,940	$(1,546,467)	$(108,582)	$(1,437,885)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	25,420	01/15/2025	2.565%	CPI#	Maturity	$2,335,224	$—	$2,335,224
USD	15,240	01/15/2025	4.028%	CPI#	Maturity	490,594	—	490,594
USD	12,710	01/15/2025	2.585%	CPI#	Maturity	1,157,456	—	1,157,456
USD	12,710	01/15/2025	2.613%	CPI#	Maturity	1,143,482	—	1,143,482
USD	52,790	01/15/2026	CPI#	3.720%	Maturity	(1,618,703)	—	(1,618,703)
USD	40,000	01/15/2027	CPI#	3.320%	Maturity	(1,675,260)	—	(1,675,260)
USD	39,500	01/15/2027	CPI#	3.466%	Maturity	(1,301,372)	(38,058)	(1,263,314)
USD	31,450	01/15/2027	CPI#	3.323%	Maturity	(1,311,419)	—	(1,311,419)
USD	87,590	01/15/2028	1.230%	CPI#	Maturity	15,353,491	—	15,353,491
USD	87,240	01/15/2028	0.735%	CPI#	Maturity	18,386,140	—	18,386,140
USD	94,820	01/15/2029	CPI#	3.290%	Maturity	(2,713,145)	—	(2,713,145)
USD	40,500	01/15/2029	CPI#	3.735%	Maturity	329,682	—	329,682
USD	16,275	01/15/2030	1.572%	CPI#	Maturity	2,725,890	—	2,725,890
USD	16,275	01/15/2030	1.587%	CPI#	Maturity	2,703,795	—	2,703,795
USD	23,500	01/15/2031	2.782%	CPI#	Maturity	1,536,114	—	1,536,114
USD	22,000	01/15/2031	2.680%	CPI#	Maturity	1,655,893	—	1,655,893
USD	19,200	01/15/2031	2.989%	CPI#	Maturity	864,933	—	864,933
USD	20,800	01/15/2032	CPI#	3.064%	Maturity	(671,922)	—	(671,922)
USD	18,300	04/15/2032	CPI#	2.909%	Maturity	(829,832)	—	(829,832)

						$38,561,041	$(38,058)	$38,599,099

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	20,000	01/15/2027	1 Day SOFR	3.389%	Annual	$(659,134)	$—	$(659,134)
USD	60,000	04/20/2028	1 Day SOFR	3.242%	Annual	(2,024,449)	—	(2,024,449)
USD	43,350	04/30/2030	1 Day SOFR	3.500%	Annual	(597,180)	—	(597,180)
USD	29,900	04/30/2030	1 Day SOFR	3.369%	Annual	(679,077)	—	(679,077)
USD	100,000	04/15/2032	2.569%	1 Day SOFR	Annual	8,248,560	—	8,248,560
USD	11,000	04/15/2032	3.082%	1 Day SOFR	Annual	476,593	—	476,593
USD	6,000	04/15/2032	3.069%	1 Day SOFR	Annual	265,685	—	265,685

						$5,030,998	$—	$5,030,998

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	288	$(62,127)	$(26,387)	$(35,740)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	956	(206,312)	(113,049)	(93,263)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	64	(13,779)	(7,322)	(6,457)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	158	(34,078)	(14,607)	(19,471)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,946	(420,005)	(221,712)	(198,293)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,967	(424,557)	(182,207)	(242,350)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,959	(638,743)	(267,088)	(371,655)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	369	(79,597)	(43,433)	(36,164)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,565	(553,610)	(224,690)	(328,920)

						$(2,432,808)	$(1,100,495)	$(1,332,313)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	57,160	10/09/2029	1.125%	SIFMA*	Quarterly	$6,493,438	$—	$6,493,438

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $359,468,294 or 6.9% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(e)	When-Issued or delayed delivery security.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2023.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	IO - Interest Only.
(i)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $78,495,484 and gross unrealized depreciation of investments was $(207,810,399), resulting in net unrealized depreciation of $(129,314,915).

As of June 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.1% and 0.1%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$4,769,062,158	$—	$4,769,062,158
Short-Term Investments	—	309,522,000	—	309,522,000
Commercial Mortgage-Backed Securities	—	92,548,162	—	92,548,162
Corporates - Investment Grade	—	53,074,869	—	53,074,869
Corporates - Non-Investment Grade	—	18,344,246	—	18,344,246
Asset-Backed Securities	—	17,715,700	—	17,715,700
Collateralized Mortgage Obligations	—	2,364,047	—	2,364,047

Total Investments in Securities	—	5,262,631,182	—	5,262,631,182
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	48,682,694	—	48,682,694
Centrally Cleared Interest Rate Swaps	—	8,990,838	—	8,990,838
Interest Rate Swaps	—	6,493,438	—	6,493,438
Liabilities:
Centrally Cleared Credit Default Swaps	—	(1,546,467)	—	(1,546,467)
Centrally Cleared Inflation (CPI) Swaps	—	(10,121,653)	—	(10,121,653)
Centrally Cleared Interest Rate Swaps	—	(3,959,840)	—	(3,959,840)
Credit Default Swaps	—	(2,432,808)	—	(2,432,808)

Total	$—	$5,308,737,384	$—	$5,308,737,384

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.